Discontinued Operations	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

NOTE 3 – Discontinued Operations

On January 13, 2023, the Board determined that it is in the best interests of the Company to discontinue operations in South Korea and to dissolve the Korean Subsidiary. The Company is working to dispose the Korean Subsidiary other than by sale in accordance with Accounting Standards Codification (“ASC”) 360-10-45-15, Long-Lived Assets to Be Disposed of Other Than by Sale.

In accordance with ASC 205-20, Discontinued Operations, the results of the Korean Subsidiary are presented as discontinued operations in the Consolidated Statements of Operations and Comprehensive Loss, and, as such, have been excluded from continuing operations. Further, the Company reclassified the assets and liabilities of the Korean Subsidiary as assets and liabilities of discontinued operations in the Consolidated Balance Sheet as of August 31, 2022. The Consolidated Statements of Cash Flows are presented on a consolidated basis for both continuing operations and discontinued operations.

The following table summarizes the significant items included in income from discontinued operations, net of tax in the Consolidated Statement of Operations and Comprehensive Loss for the three and nine months ended May 31, 2024 and 2023:

	Three Months Ended May 31,		Nine Months Ended May 31,
	2024	2023	2024	2023
Operating expenses
Selling, general and administrative	$4,456	$54,810	$11,797	$243,076
Research and development	—	—	—	16,253
Total operating expenses	4,456	54,810	11,797	259,329

Other income
Interest income	—	—	—	9
Net loss from discontinued operations	$(4,456)	$(54,810)	$(11,797)	$(259,320)

The following table summarizes the carrying value of the significant classes of assets and liabilities classified as discontinued operations as of May 31, 2024 and August 31, 2023:

	May 31, 2024	August 31, 2023
Current assets
Prepaid expenses and other current assets	$13,026	$13,522
Total current assets	13,026	13,522
Total assets	$13,026	$13,522

Current liabilities
Accounts payable and accrued expenses	$134,818	$136,109
Total current liabilities	$134,818	$136,109

The cash flows related to discontinued operations have not been segregated and are included in the consolidated statements of cash flows for all periods presented.

NOTE 3 – Discontinued Operations

On January 13, 2023, the Board determined that it is in the best interests of the Company to discontinue operations in South Korea and to dissolve the Korean Subsidiary. The Company is working to dispose the Korean Subsidiary other than by sale in accordance with Accounting Standards Codification (“ASC”) 360-10-45-15, Long-Lived Assets to Be Disposed of Other Than by Sale

In accordance with ASC 205-20, Discontinued Operations, the results of the Korean Subsidiary are presented as discontinued operations in the Consolidated Statements of Operations and Comprehensive Loss, and, as such, have been excluded from continuing operations. Further, the Company reclassified the assets and liabilities of the Korean Subsidiary as assets and liabilities of discontinued operations in the Consolidated Balance Sheet as of August 31, 2022. The Consolidated Statements of Cash Flows are presented on a consolidated basis for both continuing operations and discontinued operations.

The following table summarizes the significant items included in income from discontinued operations, net of tax in the Consolidated Statement of Operations and Comprehensive Loss for the years ended August 31, 2023 and 2022:

	Years Ended August 31,
	2023	2022
Operating expenses
Selling, general and administrative	$315,638	$694,058
Research and development	16,253	185,352
Total operating expenses	331,891	879,410

Other income (expense)
Interest income	9	180
Impairment of assets	—	(380,220)
Net loss from discontinued operations	$(331,882)	(1,259,450)

The following table summarizes the carrying value of the significant classes of assets and liabilities classified as discontinued operations as of August 31, 2023 and 2022:

	August 31,
	2023	2022
Current assets
Prepaid expenses and other current assets	$13,522	$43,599
Total current assets	13,522	43,599
Total assets	$13,522	$43,599

Current liabilities
Accounts payable and accrued expenses	$136,109	$57,585
Total current liabilities	$136,109	$57,585

The cash flows related to discontinued operations have not been segregated and are included in the consolidated statements of cash flows for all periods presented. The Korean Subsidiary depreciation expense for the years ended August 31, 2023 and 2022, and included in the consolidated statement of cash flow was $0 and $14,835, respectively. Capital expenditures in the years ended August 31, 2023 and 2022 were $0 and $330,363, respectively.